FIRST INVESTORS MANAGEMENT COMPANY, INC.
                     95 Wall Street New York, New York 10005
                                  212-858-8000




June 14, 2006



VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N. E.
Washington, D.C.  20549

     Re:  First Investors Equity Funds
          File Nos. 033-46924 and 811-06618
          ---------------------------------

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive forms of the prospectus and statement of additional information used with respect to the above Registrant do not differ from those contained in Post-Effective Amendment No. 45 ("PEA No. 45") to its Registration Statement on Form N-1A. PEA No. 45 was electronically filed under Rule 485(b) on June 8, 2006.

If you have any questions or comments concerning the filing, please contact me at 212-858-8120.

Very truly yours,

/s/ Larry R. Lavoie

Larry R. Lavoie
General Counsel